Net debt - Schedule of Finance Lease Obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due within one year	£ 137	£ 168
Rental payments due after one year	693	934
Total lease liabilities	830	1,102
Current:
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due within one year	137	168
Rental payments due between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	217	222
Rental payments due between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	108	146
Rental payments due between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	71	109
Rental payments due between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	50	73
Rental payments due after five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	£ 247	£ 384